Income Taxes - Schedule of components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (727)	$ (5,760)
State	513	79
Foreign	1,735	579
Total current income tax expense (benefit)	1,521	(5,102)
Deferred:
Federal	(3,319)	(2,690)
State	(80)	(1,499)
Foreign	(364)	(17)
Total deferred income tax benefit	(3,763)	(4,341)	$ (4,649)
Total income tax benefit	$ (2,242)	(9,308)	$ (1,297)
Previously Reported [Member]
Deferred:
Total deferred income tax benefit		$ (4,206)